Employee Benefits - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial (gain) loss	$ 276	$ 403
Prior service cost (credit)	2	1
Total	278	404
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial (gain) loss	(73)	(73)
Prior service cost (credit)	(10)	(12)
Total	$ (83)	$ (85)